Pay vs Performance Disclosure - USD ($)		3 Months Ended	9 Months Ended	12 Months Ended
		Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

PAY VERSUS PERFORMANCE

Pursuant to Item 402(v) of Regulation S-K, we are presenting information that describes the relationship between compensation actually paid, as computed under the rules prescribed by Item 402(v), to our NEOs and certain financial performance measures for the company’s five most recently completed fiscal years. For more information about our executive compensation program, refer to the Compensation Discussion and Analysis section of this proxy statement starting on page 42.

Year	Summary Compensation Table Total for CEO(1)	Summary Compensation Table Total for CEO(2)	Compensation Actually Paid to CEO(1)(3)	Compensation Actually Paid to CEO(2)(4)	Average Summary Compensation Table Total for Non-CEO NEOs(5)	Average Compensation Actually Paid to Non-CEO NEOs(6)	Total Shareholder Return (Value of Initial Fixed $100 Investment)		Net Income(9)	Net Product Revenue(10)
							VRTX TSR(7)	NBI TSR(8)
2022	$15,864,497	N/A	$29,529,089	N/A	$8,982,257	$18,263,330	$192.70	$129.59	$3.3 Billion	$8.9 Billion
2021	$15,198,856	N/A	$18,341,489	N/A	$7,193,835	$8,969,051	$146.54	$144.18	$2.3 Billion	$7.6 Billion
2020	$9,111,359	$16,473,245	$12,172,454	$31,319,824	$6,697,408	$10,584,384	$157.71	$144.15	$2.7 Billion	$6.2 Billion
2019	N/A	$18,789,985	N/A	$37,124,321	$4,668,405	$7,828,475	$146.10	$114.02	$1.2 Billion	$4.2 Billion
2018	N/A	$18,799,147	N/A	$27,646,261	$4,943,084	$7,193,181	$110.58	$91.14	$2.1 Billion	$3.0 Billion
(1)	This column reflects the amounts reported in the “Total” column of the Summary Compensation Table for Reshma Kewalramani, our CEO for a portion of 2020 (effective April 1, 2020), and for 2021 and 2022.
(2)	This column reflects the amounts reported in the “Total” column of the Summary Compensation Table for Jeffrey Leiden, our CEO for 2018, 2019 and a portion of 2020 (until April 1, 2020).
(3)	The amounts in this column reflect the Compensation Actually Paid for Reshma Kewalramani, our CEO for a portion of 2020 (effective April 1, 2020), and for 2021 and 2022. The amounts in the following table reflect the adjustments (additions/deductions) to the Summary Compensation Table Total to determine Compensation Actually Paid. Adjustments (additions/deductions) are not listed for Qualified Deferred Compensation because we do not offer these plans.

Year	Summary Compensation Table Total	Amounts Deducted from Grant Date Value of Annual Equity	Amounts Added for the Fair Value of Awards Granted During Fiscal Year	Amounts Added for Awards Granted & Vested During Fiscal Year	Amounts Add/ Deducted for Awards that Vested During Fiscal Year	Amounts Added/ Deducted for the Change in Fair Value of Awards Outstanding at Fiscal Year End(a)	Compensation Actually Paid
2022	$15,864,497	$(10,640,784)	$16,817,103	$—	$768,712	$6,719,561	$29,529,089
2021	$15,198,856	$(10,924,599)	$14,344,492	$—	$(659,323)	$382,063	$18,341,489
2020	$9,111,359	$(5,250,411)	$6,587,268	$—	$345,685	$1,378,553	$12,172,454
(a)	Pursuant to applicable SEC rules, the fair values at the end of each fiscal year for the financial PSU awards were valued at 200% as of December 31, 2022, 2021, 2020 and 2019; and, the non-financial PSU award for 2020 was valued at 200%, 50% and 50% as of December 31, 2022, 2021 and 2020, respectively; the non-financial PSU award for 2021 was valued at 50% as of December 31, 2022 and 2021, respectively; the non-financial PSU award for 2022 was valued at 0% as of December 31, 2022.
(4)	This amounts in this column reflect the Compensation Actually Paid for Jeffrey Leiden, our CEO for 2018, 2019 and a portion of 2020 (until April 1, 2020). The amounts in the following table reflect the adjustments to the Summary Compensation Table Total to determine Compensation Actually Paid.

Year	Summary Compensation Table Total	Amounts Deducted from Grant Date Value of Annual Equity	Amounts Added for the Fair Value of Awards Granted During Fiscal Year	Amounts Added for Awards Granted & Vested During Fiscal Year	Amounts Add/ Deducted for Awards that Vested During Fiscal Year	Amounts Added/ Deducted for the Change in Fair Value of Awards Outstanding at Fiscal Year End(a)	Compensation Actually Paid
2020	$16,473,245	$(13,335,168)	$9,294,661	$7,362,423	$5,724,395	$5,800,268	$31,319,824
2019	$18,789,985	$(13,906,720)	$17,220,100	$509,338	$4,201,319	$10,310,299	$37,124,321
2018	$18,799,147	$(14,044,261)	$15,925,396	$541,085	$1,872,780	$4,552,114	$27,646,261
(a)	Pursuant to applicable SEC rules, the fair values at the end of each fiscal year for the financial PSU awards were valued at 200% as of December 31, 2020, 2019, 2018 and 2017; and, the non-financial PSU award for 2016 was valued at 200% as of December 31, 2018 and 2017; the non-financial PSU award for 2017 was valued at 200% as of December 31, 2019, 2018 and 2017, respectively; the non-financial PSU award for 2018 was valued at 200%, 100% and 100% as of December 31, 2020, 2019 and 2018, respectively; the non-financial PSU award for 2019 was valued at 100% and 50% as of December 31, 2020 and 2019, respectively; the non-financial PSU award for 2020 was valued at 50% as of December 31, 2020.
(5)	This column reflects the average of the amounts reported in the “Total” column of the Summary Compensation Table for our NEOs as a group (excluding our CEO or CEOs, in the case of 2020) for each of the periods presented. The NEOs included for purposes of computing the amounts in this column were as follows: for 2022, Mr. Wagner, Dr. Altshuler, Mr. Arbuckle, and Dr. Leiden; for 2021, Mr. Wagner, Mr. Arbuckle, Dr. Leiden, and Nia Tatsis; for 2020, Mr. Wagner, Dr. Altshuler, Mr. Arbuckle, and Michael Parini; for 2019, Ms. Kewalramani, Mr. Wagner, Mr. Arbuckle, Amit Sachdev, Paul Silva and Ian Smith; and for 2018, Mr. Arbuckle, Mr. Parini, Mr. Sachdev, Jeffrey Chodakewitz, Thomas Graney, and Mr. Smith.

(6)	This column reflects the average of the Compensation Actually Paid for our NEOs as a group (excluding our CEO or CEOs, in the case of 2020) for each of the periods presented. The amounts in the following table reflect the adjustments to the Summary Compensation Table Total to determine Compensation Actually Paid. The NEOs included for purposes of computing the amounts in this column are listed in footnote (5) above.

Year	Summary Compensation Table Total	Amounts Deducted from Grant Date Value of Annual Equity	Amounts Added for the Fair Value of Awards Granted During Fiscal Year	Amounts Added for Awards Granted & Vested During Fiscal Year	Amounts Add/ Deducted for Awards that Vested During Fiscal Year	Amounts Added/ Deducted for the Change in Fair Value of Awards Outstanding at Fiscal Year End(a)	Compensation Actually Paid
2022	$8,982,257	$(7,261,199)	$9,489,852	$1,062,531	$538,093	$5,451,796	$18,263,330
2021	$7,193,835	$(5,687,759)	$6,319,320	$1,125,037	$(778,741)	$797,359	$8,969,051
2020	$6,697,408	$(4,812,998)	$6,038,487	$—	$1,048,920	$1,612,567	$10,584,384
2019	$4,668,405	$(3,093,700)	$4,011,590	$103,204	$866,837	$1,272,139	$7,828,475
2018	$4,943,084	$(3,720,284)	$4,253,936	$143,306	$474,492	$1,098,647	$7,193,181
(a)	Pursuant to applicable SEC rules, the fair values at the end of each fiscal year for the financial PSU awards were valued at 200% as of December 31, 2022, 2021, 2020, 2019, 2018 and 2017; and, the non-financial PSU award for 2016 was valued at 200% as of December 31, 2018 and 2017; the non-financial PSU award for 2017 was valued at 200% as of December 31, 2019, 2018 and 2017, respectively; the non-financial PSU award for 2018 was valued at 200%, 100% and 100% as of December 31, 2020, 2019 and 2018, respectively; the non-financial PSU award for 2019 was valued at 200%, 100% and 50% as of December 31, 2021, 2020 and 2019; the non-financial PSU award for 2020 was valued at 200%, 50% and 50% as of December 31, 2022, 2021 and 2020; the non-financial PSU award for 2021 was valued at 50% as of December 31, 2022 and 2021; the non-financial PSU award for 2022 was valued at 50% as of December 31, 2022.
(7)	This column represents our cumulative total shareholder return (“TSR”) under SEC rules from December 29, 2017, the last trading day before the start of 2018, through the last trading day for the applicable fiscal year in the table. TSR is calculated by dividing the sum of the cumulative amount of dividends for the measurement period, assuming dividend reinvestment, and the difference between our share price at the end and the beginning of the measurement period by our share price at the beginning of the measurement period.
(8)	This column represents the TSR of the NBI, our selected peer group as discussed above, under SEC rules from December 29, 2017, the last trading day before the start of 2018, through the last trading day for the applicable fiscal year in the table, assuming reinvestment of dividends and weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated.
(9)	This column reflects net income as reported for each year in our Annual Report on Form 10-K.
(10)	This column reflects net product revenue as reported for each year in our Annual Report on Form 10-K. For purposes of the table above, we have selected net product revenue as the financial performance measure representing the most important financial performance measure used to link executive compensation actually paid to our financial performance in the most recently completed fiscal year. Please see the Compensation Discussion and Analysis section beginning on page 42 of this proxy statement for additional information.

Named Executive Officers, Footnote [Text Block]				This column reflects the average of the amounts reported in the “Total” column of the Summary Compensation Table for our NEOs as a group (excluding our CEO or CEOs, in the case of 2020) for each of the periods presented. The NEOs included for purposes of computing the amounts in this column were as follows: for 2022, Mr. Wagner, Dr. Altshuler, Mr. Arbuckle, and Dr. Leiden; for 2021, Mr. Wagner, Mr. Arbuckle, Dr. Leiden, and Nia Tatsis; for 2020, Mr. Wagner, Dr. Altshuler, Mr. Arbuckle, and Michael Parini; for 2019, Ms. Kewalramani, Mr. Wagner, Mr. Arbuckle, Amit Sachdev, Paul Silva and Ian Smith; and for 2018, Mr. Arbuckle, Mr. Parini, Mr. Sachdev, Jeffrey Chodakewitz, Thomas Graney, and Mr. Smith.
Peer Group Issuers, Footnote [Text Block]				This column represents the TSR of the NBI, our selected peer group as discussed above, under SEC rules from December 29, 2017, the last trading day before the start of 2018, through the last trading day for the applicable fiscal year in the table, assuming reinvestment of dividends and weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated.
Adjustment To PEO Compensation, Footnote [Text Block]

Year	Summary Compensation Table Total	Amounts Deducted from Grant Date Value of Annual Equity	Amounts Added for the Fair Value of Awards Granted During Fiscal Year	Amounts Added for Awards Granted & Vested During Fiscal Year	Amounts Add/ Deducted for Awards that Vested During Fiscal Year	Amounts Added/ Deducted for the Change in Fair Value of Awards Outstanding at Fiscal Year End(a)	Compensation Actually Paid
2022	$15,864,497	$(10,640,784)	$16,817,103	$—	$768,712	$6,719,561	$29,529,089
2021	$15,198,856	$(10,924,599)	$14,344,492	$—	$(659,323)	$382,063	$18,341,489
2020	$9,111,359	$(5,250,411)	$6,587,268	$—	$345,685	$1,378,553	$12,172,454
(a)	Pursuant to applicable SEC rules, the fair values at the end of each fiscal year for the financial PSU awards were valued at 200% as of December 31, 2022, 2021, 2020 and 2019; and, the non-financial PSU award for 2020 was valued at 200%, 50% and 50% as of December 31, 2022, 2021 and 2020, respectively; the non-financial PSU award for 2021 was valued at 50% as of December 31, 2022 and 2021, respectively; the non-financial PSU award for 2022 was valued at 0% as of December 31, 2022.
(4)	This amounts in this column reflect the Compensation Actually Paid for Jeffrey Leiden, our CEO for 2018, 2019 and a portion of 2020 (until April 1, 2020). The amounts in the following table reflect the adjustments to the Summary Compensation Table Total to determine Compensation Actually Paid.

Year	Summary Compensation Table Total	Amounts Deducted from Grant Date Value of Annual Equity	Amounts Added for the Fair Value of Awards Granted During Fiscal Year	Amounts Added for Awards Granted & Vested During Fiscal Year	Amounts Add/ Deducted for Awards that Vested During Fiscal Year	Amounts Added/ Deducted for the Change in Fair Value of Awards Outstanding at Fiscal Year End(a)	Compensation Actually Paid
2020	$16,473,245	$(13,335,168)	$9,294,661	$7,362,423	$5,724,395	$5,800,268	$31,319,824
2019	$18,789,985	$(13,906,720)	$17,220,100	$509,338	$4,201,319	$10,310,299	$37,124,321
2018	$18,799,147	$(14,044,261)	$15,925,396	$541,085	$1,872,780	$4,552,114	$27,646,261
(a)	Pursuant to applicable SEC rules, the fair values at the end of each fiscal year for the financial PSU awards were valued at 200% as of December 31, 2020, 2019, 2018 and 2017; and, the non-financial PSU award for 2016 was valued at 200% as of December 31, 2018 and 2017; the non-financial PSU award for 2017 was valued at 200% as of December 31, 2019, 2018 and 2017, respectively; the non-financial PSU award for 2018 was valued at 200%, 100% and 100% as of December 31, 2020, 2019 and 2018, respectively; the non-financial PSU award for 2019 was valued at 100% and 50% as of December 31, 2020 and 2019, respectively; the non-financial PSU award for 2020 was valued at 50% as of December 31, 2020.
(5)	This column reflects the average of the amounts reported in the “Total” column of the Summary Compensation Table for our NEOs as a group (excluding our CEO or CEOs, in the case of 2020) for each of the periods presented. The NEOs included for purposes of computing the amounts in this column were as follows: for 2022, Mr. Wagner, Dr. Altshuler, Mr. Arbuckle, and Dr. Leiden; for 2021, Mr. Wagner, Mr. Arbuckle, Dr. Leiden, and Nia Tatsis; for 2020, Mr. Wagner, Dr. Altshuler, Mr. Arbuckle, and Michael Parini; for 2019, Ms. Kewalramani, Mr. Wagner, Mr. Arbuckle, Amit Sachdev, Paul Silva and Ian Smith; and for 2018, Mr. Arbuckle, Mr. Parini, Mr. Sachdev, Jeffrey Chodakewitz, Thomas Graney, and Mr. Smith.

(6)	This column reflects the average of the Compensation Actually Paid for our NEOs as a group (excluding our CEO or CEOs, in the case of 2020) for each of the periods presented. The amounts in the following table reflect the adjustments to the Summary Compensation Table Total to determine Compensation Actually Paid. The NEOs included for purposes of computing the amounts in this column are listed in footnote (5) above.

Year	Summary Compensation Table Total	Amounts Deducted from Grant Date Value of Annual Equity	Amounts Added for the Fair Value of Awards Granted During Fiscal Year	Amounts Added for Awards Granted & Vested During Fiscal Year	Amounts Add/ Deducted for Awards that Vested During Fiscal Year	Amounts Added/ Deducted for the Change in Fair Value of Awards Outstanding at Fiscal Year End(a)	Compensation Actually Paid
2022	$8,982,257	$(7,261,199)	$9,489,852	$1,062,531	$538,093	$5,451,796	$18,263,330
2021	$7,193,835	$(5,687,759)	$6,319,320	$1,125,037	$(778,741)	$797,359	$8,969,051
2020	$6,697,408	$(4,812,998)	$6,038,487	$—	$1,048,920	$1,612,567	$10,584,384
2019	$4,668,405	$(3,093,700)	$4,011,590	$103,204	$866,837	$1,272,139	$7,828,475
2018	$4,943,084	$(3,720,284)	$4,253,936	$143,306	$474,492	$1,098,647	$7,193,181
(a)	Pursuant to applicable SEC rules, the fair values at the end of each fiscal year for the financial PSU awards were valued at 200% as of December 31, 2022, 2021, 2020, 2019, 2018 and 2017; and, the non-financial PSU award for 2016 was valued at 200% as of December 31, 2018 and 2017; the non-financial PSU award for 2017 was valued at 200% as of December 31, 2019, 2018 and 2017, respectively; the non-financial PSU award for 2018 was valued at 200%, 100% and 100% as of December 31, 2020, 2019 and 2018, respectively; the non-financial PSU award for 2019 was valued at 200%, 100% and 50% as of December 31, 2021, 2020 and 2019; the non-financial PSU award for 2020 was valued at 200%, 50% and 50% as of December 31, 2022, 2021 and 2020; the non-financial PSU award for 2021 was valued at 50% as of December 31, 2022 and 2021; the non-financial PSU award for 2022 was valued at 50% as of December 31, 2022.
(7)	This column represents our cumulative total shareholder return (“TSR”) under SEC rules from December 29, 2017, the last trading day before the start of 2018, through the last trading day for the applicable fiscal year in the table. TSR is calculated by dividing the sum of the cumulative amount of dividends for the measurement period, assuming dividend reinvestment, and the difference between our share price at the end and the beginning of the measurement period by our share price at the beginning of the measurement period.
(8)	This column represents the TSR of the NBI, our selected peer group as discussed above, under SEC rules from December 29, 2017, the last trading day before the start of 2018, through the last trading day for the applicable fiscal year in the table, assuming reinvestment of dividends and weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated.
(9)	This column reflects net income as reported for each year in our Annual Report on Form 10-K.
(10)	This column reflects net product revenue as reported for each year in our Annual Report on Form 10-K. For purposes of the table above, we have selected net product revenue as the financial performance measure representing the most important financial performance measure used to link executive compensation actually paid to our financial performance in the most recently completed fiscal year. Please see the Compensation Discussion and Analysis section beginning on page 42 of this proxy statement for additional information.

Non-PEO NEO Average Total Compensation Amount				$ 8,982,257	$ 7,193,835	$ 6,697,408	$ 4,668,405	$ 4,943,084
Non-PEO NEO Average Compensation Actually Paid Amount				$ 18,263,330	8,969,051	10,584,384	7,828,475	7,193,181
Compensation Actually Paid vs. Total Shareholder Return [Text Block]

Compensation Actually Paid vs TSR

(1)	2020 Compensation Actually Paid represented here reflects 2020 compensation of Reshma Kewalramani, our current CEO, and excludes 2020 compensation paid to Jeffrey Leiden, our former CEO.

Compensation Actually Paid vs. Net Income [Text Block]

Compensation Actually Paid vs Net Income

(1)	2020 Compensation Actually Paid represented here reflects 2020 compensation of Reshma Kewalramani, our current CEO, and excludes 2020 compensation paid to Jeffrey Leiden, our former CEO.

Compensation Actually Paid vs. Company Selected Measure [Text Block]

Compensation Actually Paid vs Net Product Revenue

(1)	2020 Compensation Actually Paid represented here reflects 2020 compensation of Reshma Kewalramani, our current CEO, and excludes 2020 compensation paid to Jeffrey Leiden, our former CEO.

Tabular List [Table Text Block]

List of Performance Measures

The tabular list below includes the three financial and non-financial performance measures that represent the most important performance measures used to link compensation actually paid to company performance in 2022. The performance measures included in this list are not ranked by relative importance.

Performance Measures Used to Link Executive Compensation Actually Paid to Company Performance for the Most Recently Completed Fiscal Year
Net Product Revenue
Pipeline Progression(1)
Adjusted Non-GAAP EBITDA(2)
(1)	Pipeline progression is a non-financial performance measure used to link executive compensation to company performance, as described in Goals – Pipeline Growth (Late and Early Stage) and Performance Units Results Table.
(2)	Adjusted non-GAAP EBITDA is a financial performance measure used to link compensation actually paid to company financial performance, as described in Goals – Financial Strength. We calculated adjusted non-GAAP EBITDA by excluding interest, taxes, depreciation and amortization expenses, as well as AIPR&D, from net income, as well as excluding each of our non-GAAP adjustments to pre-tax income included in our “Reconciliation of GAAP to Non-GAAP Net Income” in our quarterly earnings release filed on February 7, 2023 for the twelve months ended December 31, 2022.

Total Shareholder Return Amount				$ 192.70	146.54	157.71	146.10	110.58
Peer Group Total Shareholder Return Amount				129.59	144.18	144.15	114.02	91.14
Net Income (Loss)				$ 3,300,000,000	$ 2,300,000,000	$ 2,700,000,000	$ 1,200,000,000	$ 2,100,000,000
Company Selected Measure Amount				8,900,000,000	7,600,000,000	6,200,000,000	4,200,000,000	3,000,000,000.0
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name				Net Product Revenue
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name				Pipeline Progression
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name				Adjusted Non-GAAP EBITDA
Non-PEO NEO [Member] | Amounts Deducted from Grant Date Value of Annual Equity
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[1]			$ (7,261,199)	$ (5,687,759)	$ (4,812,998)	$ (3,093,700)	$ (3,720,284)
Non-PEO NEO [Member] | Amounts Added for the Fair Value of Granted During Fiscal Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[1]			9,489,852	6,319,320	6,038,487	4,011,590	4,253,936
Non-PEO NEO [Member] | Amounts Added for Awards Granted and Vested During Fiscal Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[1]			1,062,531	1,125,037		103,204	143,306
Non-PEO NEO [Member] | Amounts Add/Deducted for Awards that Vested During Fiscal Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[1]			538,093	(778,741)	1,048,920	866,837	474,492
Non-PEO NEO [Member] | Amounts Added/Deducted for the Change in Fair of Awards Outstanding at Fiscal Year End
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[1]			5,451,796	797,359	1,612,567	1,272,139	1,098,647
Reshma Kewalramani
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount	[2]			15,864,497	15,198,856	9,111,359
PEO Actually Paid Compensation Amount	[2],[3]			29,529,089	18,341,489	12,172,454
Reshma Kewalramani | Amounts Deducted from Grant Date Value of Annual Equity
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[4]			(10,640,784)	(10,924,599)	(5,250,411)
Reshma Kewalramani | Amounts Added for the Fair Value of Granted During Fiscal Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[4]			16,817,103	14,344,492	6,587,268
Reshma Kewalramani | Amounts Added for Awards Granted and Vested During Fiscal Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[4]
Reshma Kewalramani | Amounts Add/Deducted for Awards that Vested During Fiscal Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[4]			768,712	(659,323)	345,685
Reshma Kewalramani | Amounts Added/Deducted for the Change in Fair of Awards Outstanding at Fiscal Year End
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[4]			$ 6,719,561	$ 382,063	1,378,553
Reshma Kewalramani | PEO [Member]
Pay vs Performance Disclosure [Table]
PEO Name			Reshma Kewalramani	Reshma Kewalramani	Reshma Kewalramani
Jeffrey Leiden
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount	[5]					16,473,245	18,789,985	18,799,147
PEO Actually Paid Compensation Amount	[5]					31,319,824	$ 37,124,321	$ 27,646,261
Jeffrey Leiden | Amounts Deducted from Grant Date Value of Annual Equity
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[6]			$ (13,335,168)	$ (13,906,720)	(14,044,261)
Jeffrey Leiden | Amounts Added for the Fair Value of Granted During Fiscal Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[6]			9,294,661	17,220,100	15,925,396
Jeffrey Leiden | Amounts Added for Awards Granted and Vested During Fiscal Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[6]			7,362,423	509,338	541,085
Jeffrey Leiden | Amounts Add/Deducted for Awards that Vested During Fiscal Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[6]			5,724,395	4,201,319	1,872,780
Jeffrey Leiden | Amounts Added/Deducted for the Change in Fair of Awards Outstanding at Fiscal Year End
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[6]			$ 5,800,268	$ 10,310,299	$ 4,552,114
Jeffrey Leiden | PEO [Member]
Pay vs Performance Disclosure [Table]
PEO Name		Jeffrey Leiden					Jeffrey Leiden	Jeffrey Leiden
Mr Wagner | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
PEO Name				Mr. Wagner	Mr. Wagner	Mr. Wagner	Mr. Wagner
Dr Altshuler | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
PEO Name				Dr. Altshuler		Dr. Altshuler
Mr Arbuckle | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
PEO Name				Mr. Arbuckle	Mr. Arbuckle	Mr. Arbuckle	Mr. Arbuckle	Mr. Arbuckle
Dr Leiden | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
PEO Name				Dr. Leiden	Dr. Leiden
Nia Tatsis | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
PEO Name					Nia Tatsis
Michael Parini | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
PEO Name						Michael Parini
Ms Kewalramani | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
PEO Name							Ms. Kewalramani
Amit Sachdev | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
PEO Name							Amit Sachdev	Mr. Sachdev
Paul Silva | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
PEO Name							Paul Silva
Ian Smith | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
PEO Name							Ian Smith
Mr Parini | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
PEO Name								Mr. Parini
Jeffery Chodakewitz | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
PEO Name								Jeffrey Chodakewitz
Thomas Graney | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
PEO Name								Thomas Graney
Mr Smith | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
PEO Name								Mr. Smith

[1]	Pursuant to applicable SEC rules, the fair values at the end of each fiscal year for the financial PSU awards were valued at 200% as of December 31, 2022, 2021, 2020, 2019, 2018 and 2017; and, the non-financial PSU award for 2016 was valued at 200% as of December 31, 2018 and 2017; the non-financial PSU award for 2017 was valued at 200% as of December 31, 2019, 2018 and 2017, respectively; the non-financial PSU award for 2018 was valued at 200%, 100% and 100% as of December 31, 2020, 2019 and 2018, respectively; the non-financial PSU award for 2019 was valued at 200%, 100% and 50% as of December 31, 2021, 2020 and 2019; the non-financial PSU award for 2020 was valued at 200%, 50% and 50% as of December 31, 2022, 2021 and 2020; the non-financial PSU award for 2021 was valued at 50% as of December 31, 2022 and 2021; the non-financial PSU award for 2022 was valued at 50% as of December 31, 2022.
[2]	This column reflects the amounts reported in the “Total” column of the Summary Compensation Table for Reshma Kewalramani, our CEO for a portion of 2020 (effective April 1, 2020), and for 2021 and 2022.
[3]	The amounts in this column reflect the Compensation Actually Paid for Reshma Kewalramani, our CEO for a portion of 2020 (effective April 1, 2020), and for 2021 and 2022. The amounts in the following table reflect the adjustments (additions/deductions) to the Summary Compensation Table Total to determine Compensation Actually Paid. Adjustments (additions/deductions) are not listed for Qualified Deferred Compensation because we do not offer these plans.
[4]	Pursuant to applicable SEC rules, the fair values at the end of each fiscal year for the financial PSU awards were valued at 200% as of December 31, 2022, 2021, 2020 and 2019; and, the non-financial PSU award for 2020 was valued at 200%, 50% and 50% as of December 31, 2022, 2021 and 2020, respectively; the non-financial PSU award for 2021 was valued at 50% as of December 31, 2022 and 2021, respectively; the non-financial PSU award for 2022 was valued at 0% as of December 31, 2022.
[5]	This column reflects the amounts reported in the “Total” column of the Summary Compensation Table for Jeffrey Leiden, our CEO for 2018, 2019 and a portion of 2020 (until April 1, 2020).
[6]	Pursuant to applicable SEC rules, the fair values at the end of each fiscal year for the financial PSU awards were valued at 200% as of December 31, 2020, 2019, 2018 and 2017; and, the non-financial PSU award for 2016 was valued at 200% as of December 31, 2018 and 2017; the non-financial PSU award for 2017 was valued at 200% as of December 31, 2019, 2018 and 2017, respectively; the non-financial PSU award for 2018 was valued at 200%, 100% and 100% as of December 31, 2020, 2019 and 2018, respectively; the non-financial PSU award for 2019 was valued at 100% and 50% as of December 31, 2020 and 2019, respectively; the non-financial PSU award for 2020 was valued at 50% as of December 31, 2020.